Basis of Presentation	3 Months Ended
Mar. 31, 2024
Basis Of Presentation [Abstract]
Basis of Presentation
1. Basis of Presentation
The unaudited pro forma condensed combined financial information was prepared on the basis that the Acquisition is accounted for as an asset acquisition of AnHeart by Nuvation Bio under accounting principles generally accepted in the United States. In accordance with the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 805,
Business Combinations
, Nuvation Bio first evaluated the initial screen test to determine if substantially all of the fair value of the gross assets acquired of AnHeart is concentrated in a single asset or a group of similar assets. Nuvation Bio concluded that substantially all of the fair value of the gross assets being acquired of AnHeart is concentrated in the Taletrectinib (“IPR&D”) asset. Accordingly, Nuvation Bio will account for the transaction as an asset acquisition. Under the asset acquisition method of accounting, consideration is allocated to the assets acquired and liabilities assumed on a relative fair value basis, no goodwill is recorded, and all direct acquisition costs are included in the total consideration transferred. Any acquired IPR&D with no future alternative use will be expensed at the closing of the Acquisition.
The pro forma adjustments reflecting the consummation of the Acquisition and related transactions are based on certain currently available information, assumptions, and methodologies that Nuvation Bio believes are reasonable under the circumstances. The information, assumptions and methodologies used to determine the pro forma adjustments, which are described in these notes, may change as additional information becomes available and is evaluated by Nuvation Bio. Therefore, it is likely that the actual adjustments will differ from the pro forma adjustments, and it is possible that the difference may be material. Nuvation Bio believes that its assumptions and methodologies provide a reasonable basis for presenting all of the significant effects of the Acquisition and related transactions based on information available to Nuvation Bio management as of the date of Form
8-K/A
filing and that the pro forma adjustments give appropriate effect to those assumptions and methodologies and are properly applied in the unaudited pro forma condensed combined financial information.